Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,128,640,823	¥ 939,172,109
Less: accumulated depreciation	(338,293,416)	(214,000,566)
Less: accumulated impairment loss	(98,471,484)	(5,135,573)
Property and equipment, net	691,875,923	720,035,970
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	86,800,904	57,867,896
Kitchen equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	236,970,298	199,362,443
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	122,278,784	56,181,672
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	676,590,372	602,788,920
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 6,000,465	¥ 22,971,178